UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund

ANNUAL REPORT

June 30, 2010

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

August 26, 2010

Dear Shareholder:

Fiscal year ended June 30, 2010 performance for the Retail Classes of the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance

Cullen High Dividend Equity Fund	11.64%
Standard & Poors 500 Index	14.43%

Cullen International High Dividend Fund	8.71%
MSCI EAFE Index	6.38%

Cullen Small Cap Value Fund*	6.41%
Russell 2000 Value Index	5.54%

* Commencement of operations was October 1, 2009

Please refer to the financial highlights for each respective share class’ performance on pages 41-48 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500 Index (“S&P 500”) during the period was primarily due to sector allocation decisions, most material being the Fund’s average cash balance of approximately 9% during the period. To a lesser extent, the Fund’s relative underperformance versus the S&P 500 was also impacted by our overweight allocations to the Consumer Staples and Telecom sectors and underweight allocations to the Materials and Consumer Discretionary sectors. The Fund’s slight underweight in the Health Care sector partially offset the negative allocation effect. These negative sector allocation impacts were partially offset by the Fund’s stock selection decisions with Boeing, 3M Co., Health Care REIT, Altria Group, and Bristol Myers Squibb the top performing stocks in the Portfolio during the period. On the contrary, the Fund’s investments in BP PLC, which the Fund sold in June, and Nokia contributed negatively to the Fund’s performance.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to stock selection decisions with the Fund’s holdings in Vallourec, Acer Inc., BOC Hong Kong Holdings Ltc., Companhia Siderurgica Nacional, and Vermillion Energy Trust being the top performers. The Fund also benefitted from country allocation effects versus the MSCI EAFE with our overweight allocations to Brazil, Taiwan, Canada, and Singapore and underweight allocations to Japan benefitting the Fund’s relative performance. On the contrary, the Fund’s investments in Eni SPA, Telefonica SA, Total SA, Credit Suisse Group and Nokia

CULLEN FUNDS TRUST

contributed negatively to the Fund’s performance. Finally, sector allocation effect relative to the MSCI EAFE was relatively neutral during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2000 Value resulted from a positive stock selection effect partially offset by negative sector allocation effect. Stock selection effect was fairly broad-based, with 19 of the 32 holdings of the Fund over the period had a positive return. The top contributor to the portfolio’s return over the period was Cimarex Energy Co (XEC), driven by repeated significant increases in its production volumes as a result of a well-executed drilling program. Bank of the Ozarks Inc (OZRK) and SCBT Financial (SCBT) were the second and fourth largest contributors, as both have purchased distressed community banks in FDIC-assisted transactions on extremely attractive terms. These transactions resulted in significant accretion to tangible book value and future earnings, which was an important rationale for these investments heading into 2010. Bank of the Ozarks in particular has also benefited from an improvement in its loan portfolio that indicates the worst of this credit cycle is behind us. Cracker Barrel Old Country Store (CBRL) was the third largest contributor to return, as it has posted consistent results showing its value proposition in a tough consumer climate and the positive impact, in particular on margins, of several operating initiatives. Finally, Borg Warner Inc (BWA) was an important contributor, as it has returned to peak earnings driven by a pick up in global demand for automobiles from the deep 2008/2009 trough and more importantly increased demand for its unique fuel efficiency and emissions reduction technologies. The company is also enjoying extraordinary operating leverage as a result of cost reductions undertaken during the downturn. On the downside, the two weakest contributors were Granite Construction (GVA), which is a leading heavy civil construction contractor, and Tidewater, a global operator of vessels serving the offshore oil market. For both companies, there has yet to be a recovery in the end markets they each serve. The negative allocation effect was due almost entirely to the cash position of the Fund as cash balances were higher nearer the inception of the Fund as we built positions.

Outlook

During the first and second quarters of 2010, the U.S. economy grew at 3.7% and 2.4%, respectively. We believe that the recovery should proceed but pauses are not uncommon early in a recovery. After rebounding from recessions in late 2001 and early 2002, the economy had a 12 month stretch in which it grew at a subpar 1.5% annual rate, sparking fears of a double-dip recession. Following this stumble in growth, stocks began a rally during Fall of 2002 that proved the springboard for the bull market that lasted through Fall of 2007. In late 1991, growth waned after a recovery had started. Stocks then proceeded to compound at an 18% annualized rate in the 90’s decade.

The news flow on the economy over the recent months likely paints a good picture of what this recovery will look like. Reports on manufacturing and capital goods have been consistently strong. In conversations with our portfolio companies and monitoring others,

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it is quite clear to us that their planning processes have them oriented toward expansion. Companies cannot turn on a dime, and so this investment mode creates economic momentum.

We think this recovery will continue to be driven by business spending, while consumer demand could continue to be spotty. Personal income growth continues to trend positively. However, the jobs picture is decidedly cloudy: the decline in initial claims seems to have stalled, while growth in private sector employment has been sluggish at best. Housing indicators indicate persistent weakness and dependence on government support. Given this mixed picture, the consumer is uncertain. After three months on the rise, consumer confidence numbers declined sharply in June from 63 to 53.

In total, we see the likely characteristics of this recovery emerging: it being manufacturing-led with stingy job growth but decent income growth and consumers shoring up their personal balance sheets, especially given uncertain housing values. We do believe we are in a sustained recovery, but one different in character from the consumer-led recoveries we have seen following recent recessions. We think the different look and feel of this business investment-led recovery adds to skepticism about how real and durable it is.

While we believe the economic backdrop for stocks looks positive, we recognize that we continue to live in a heightened risk environment, most particularly with regard to the smooth functioning of financial markets. Lest anyone forget, the sovereign debt crisis in Europe came to prominence during 2010 to rub our noses in it. The root cause of the increased incidence of financial panics continues to be the imbalance in where production and consumption occur around the globe. Emerging economies with export-led policies collectively produce more than they consume while developed economies consume more than they produce. Those in China and Brazil save on balance; those in the US and Europe borrow. Financial claims paper over this geographic and timing mismatch as they always have, but the imbalances have grown so large that they have become unsustainable and thus unstable.

The succession of financial crises we have suffered through over the last decade have each been caused by simply too much capital pouring into some investment in chasing returns above uncomfortably low “risk free” rates-- technology stocks in the late 1990s, mortgages in the early 2000s and finally bonds of weaker Western sovereign and other public credits. And so it goes until a crisis of confidence lays bare that the investment position has grown wildly unsupportable by fundamentals. Over the last decade, as a result of the worsening imbalance and other factors, financial markets have quite simply become debt-saddled. The crises are simply the result of an over-extension of credit in various places. Regrettably, but perhaps necessarily, the policy response of governments around the world to the financial crisis of 2007-2009 and the accompanying recession was not to address the fundamental imbalances but to again jump-start the heart of the patient with extraordinary monetary and fiscal stimulus. As long as the can gets kicked down the road, we will continue to have to live with a heightened risk of some specific financial crisis being laid bare.

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That stated, we see some early signs of constructive moves on addressing global imbalances, particularly in China. The Chinese government was supportive of substantial wage increases for factory workers, which should result in greater percentage of economic gains accruing to individuals, thereby boosting personal consumption. We also view the Chinese government’s announcement that it will allow the Yuan to appreciate as a significant event. In thinking about the co-dependency of the global imbalances, if one side takes steps, the other must also adjust. Interestingly, respondents in the most recent Wall Street Journal/NBC News poll of the positive attributes for Congressional candidates most often cited cutting federal spending. We will see what the November elections and resulting government will bring on that issue, and these adjustments, if any, will take years. So, it is important to continue to be mindful of the heightened risk of financial crisis of one sort or another, and thus focus on balance sheet strength, and quality in terms of market position, product strength, returns on capital and cash flow.

Stocks are relatively inexpensive versus historical averages. Conversely, U.S. Treasuries are extremely expensive by a widely-watched measure. Usually, yields on the 10-year note are roughly comparable to the earnings yield on the S&P 500. Instead, the S&P 500’s earnings yield is over 7% while the 10-year Treasury yield fell below 3% in the final days of the quarter ended June 30, 2010.

Based on what we are hearing from our portfolio companies, we expect a solid 2nd quarter 2010 earnings season. Consensus estimates call for a 27.4% year over year growth in core operating earnings for the S&P 500. Analysts are raising earnings estimates for U.S. companies at the fastest rate since at least 2004. Profit for S&P 500 companies are forecast by analysts to increase 34 percent in 2010, compared with a projected gain of 27 percent on March 29, 2010, according to more than 8,000 estimates compiled by Bloomberg. While costs are likely to begin rising as companies restore capacity and reinvest, we think the more important point is that these moves are indicative and supportive of economic growth. Further, the continued global diversification of companies will continue to be important.

April 23, 2010 marked a pivot not just in the direction, but in the tenor of the market. Low quality stocks out-performed to a remarkable extent following the March 2009 lows. But after more than a year, it appears that we have seen the usual turn toward quality as a recovery proceeds, with earnings, valuation, and balance sheet strength again finding favor, as we have been anticipating since the downturn began in 2008.

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Summary

We have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results. This belief has not changed.

James P. Cullen
President/Portfolio Manager

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund and Cullen International High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2000 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Sovereign Debt is debt guaranteed by a government.

Yuan is the basic unit of money in China.

Return on Capital is a calculation used to assess a company’s efficiency at allocating capital under its control to profitable investments.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/10)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Annualized Since Inception (12/15/05)

Cullen International High Dividend Fund, Retail Class	8.71%	(0.59)%
MSCI EAFE Index	6.38%	(1.40)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Annualized Since Inception (12/15/05)

Cullen International High Dividend Fund, Class C	7.95%	(1.29)%
MSCI EAFE Index	6.38%	(1.40)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Annualized Since Inception (12/15/05)

Cullen International High Dividend Fund, Class I	9.03%	(0.31)%
MSCI EAFE Index	6.38%	(1.40)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (3/3/10)

Cullen International High Dividend Fund, Class R1	(7.74)%*
MSCI EAFE Index	(10.81)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class R1 Shares represents the cumulative performance for the period March 3, 2010 (commencement of operations) through June 30, 2010.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (3/4/10)

Cullen International High Dividend Fund, Class R2	(8.28)%*
MSCI EAFE Index	(10.27)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class R2 Shares represents the cumulative performance for the period March 4, 2010 (commencement of operations) through June 30, 2010.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Five Years	Annualized Since Inception (8/1/03)

Cullen High Dividend Equity Fund, Retail Class	11.64%	0.35%	3.89%
S&P 500 Index	14.43%	(0.79)%	2.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Five Years	Annualized Since Inception (10/7/04)

Cullen High Dividend Equity Fund, Class C	10.78%	(0.37)%	0.66%
S&P 500 Index	14.43%	(0.79)%	0.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

	One Year	Five Years	Annualized Since Inception (10/7/04)

Cullen High Dividend Equity Fund, Class I	11.85%	0.62%	1.65%
S&P 500 Index	14.43%	(0.79)%	0.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (3/3/10)

Cullen High Dividend Equity Fund, Class R1	(4.67)%*
S&P 500 Index	(7.30)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class R1 Shares represents the cumulative performance for the period March 3, 2010 (commencement of operations) through June 30, 2010.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (3/4/10)

Cullen High Dividend Equity Fund, Class R2	(4.45)%*
S&P 500 Index	(7.64)%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class R2 Shares represents the cumulative performance for the period March 4, 2010 (commencement of operations) through June 30, 2010.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (10/1/09)

Cullen Small Cap Value Fund, Retail Class	6.41%*
Russell 2000 Value	5.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Retail Class Shares represents the cumulative performance for the period October 1, 2009 (commencement of operations) through June 30, 2010.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (10/1/09)

Cullen Small Cap Value Fund, Class C	5.74%*
Russell 2000 Value	5.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class C Shares represents the cumulative performance for the period October 1, 2009 (commencement of operations) through June 30, 2010.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2010

Since Inception (10/1/09)

Cullen Small Cap Value Fund, Class I	6.53%*
Russell 2000 Value	5.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*	The total return for Class I Shares represents the cumulative performance for the period October 1, 2009 (commencement of operations) through June 30, 2010.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
June 30, 2010

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
June 30, 2010

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period(1)	Annualized Net Expense Ratio

Cullen International High
Dividend Fund
Actual
Retail Class	$1,000.00	$ 892.40	$5.87	1.25%
Class C	$1,000.00	$ 888.70	$9.37	2.00%
Class I	$1,000.00	$ 893.90	$4.70	1.00%
Class R1(2)	$1,000.00	$ 922.60	$5.48	1.75%
Class R2(3)	$1,000.00	$ 917.20	$4.65	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.88	$9.99	2.00%
Class I	$1,000.00	$1,019.84	$5.01	1.00%
Class R1(2)	$1,000.00	$1,016.12	$8.75	1.75%
Class R2(3)	$1,000.00	$1,017.36	$7.50	1.50%
Cullen High Dividend
Equity Fund
Actual
Retail Class	$1,000.00	$ 950.70	$4.84	1.00%
Class C	$1,000.00	$ 948.00	$8.45	1.75%
Class I	$1,000.00	$ 951.90	$3.63	0.75%
Class R1(2)	$1,000.00	$ 953.30	$4.78	1.50%
Class R2(3)	$1,000.00	$ 955.50	$3.95	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,021.08	$3.76	0.75%
Class R1(2)	$1,000.00	$1,017.36	$7.50	1.50%
Class R2(3)	$1,000.00	$1,018.60	$6.26	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$1,005.70	$6.22	1.25%
Class C	$1,000.00	$1,001.90	$9.93	2.00%
Class I	$1,000.00	$1,006.60	$4.98	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.88	$9.99	2.00%
Class I	$1,000.00	$1,019.84	$5.01	1.00%

(1)

Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent one-half year period (except Cullen International High Dividend Fund and Cullen High Dividend Equity Fund actual return for Class R1 and R2 which reflect 119 and 118 day periods, respectively, from commencement of operations through June 30, 2010).

(2)	Commencement of operations was March 3, 2010.

(3)	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2010

	Shares	Value

COMMON STOCKS—93.2%
Australia—8.4%
BHP Billiton Ltd.	55,000	$1,743,056
Foster’s Group Ltd.	247,000	1,174,705
Ramsay Health Care Ltd.	128,000	1,513,805
Sonic Healthcare Ltd.	119,000	1,044,756

		5,476,322

Brazil—5.8%
Cia Energetica de Minas Gerais – ADR	62,400	915,408
Cia Siderurgica Nacional SA – ADR	117,700	1,729,013
Itau Unibanco Holding SA – ADR	64,900	1,168,849

		3,813,270

Canada—2.4%
Enerplus Resources Fund	57,700	1,244,589
Vermilion Energy Trust	9,150	289,111

		1,533,700

China—2.7%
PetroChina Co., Ltd. – ADR	16,250	1,783,113

Egypt—2.4%
Orascom Construction Industries – GDR	40,925	1,583,798

Finland—0.3%
Nokia OYJ – ADR	23,000	187,450

France—6.5%
AXA SA	26,000	405,217
BNP Paribas	32,900	1,801,179
GDF Suez	11,150	320,418
Total SA – ADR	32,100	1,432,944
Vallourec SA	1,600	279,300

		4,239,058

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

Germany—7.8%
Allianz SE	6,200	$620,561
Bayer AG	15,350	863,456
Muenchener Rueckversicherungs AG	3,700	467,613
RWE AG	15,400	1,011,651
Siemens AG	23,800	2,154,271

		5,117,552

Hong Kong—4.0%
BOC Hong Kong Holdings Ltd.	486,500	1,115,834
Stella International Holdings Ltd.	759,500	1,466,936

		2,582,770

Indonesia—0.3%
Bank Rakyat Indonesia	170,000	174,407

Italy—3.7%
ENI SpA – ADR	6,900	252,195
Prysmian SpA	149,700	2,167,443

		2,419,638

Japan—0.9%
Nintendo Co., Ltd.	2,050	610,954

Malaysia—1.6%
Berjaya Sports Toto BHD	808,821	1,066,769

Netherlands—2.9%
Eurocommercial Properties NV	13,100	420,508
Unilever NV	53,000	1,447,960

		1,868,468

Singapore—4.8%
Singapore Telecommunications Ltd.	585,000	1,270,921
United Overseas Bank Ltd.	132,500	1,857,822

		3,128,743

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

South Africa—0.8%
Massmart Holdings Ltd.	35,000	$538,111

South Korea—1.6%
KT&G Corp.	21,045	1,036,780

Spain—1.7%
Telefonica SA – ADR	19,900	1,105,047

Switzerland—13.1%
ABB Ltd. – ADR (a)	91,200	1,575,936
Credit Suisse Group AG	21,300	808,643
Nestle SA	43,800	2,121,223
Novartis AG – ADR	43,200	2,087,424
Zurich Financial Services AG	8,900	1,977,594

		8,570,820

Taiwan—7.3%
Acer, Inc.	289,021	676,420
Chunghwa Telecom Co., Ltd.	881,798	1,753,633
HTC Corp.	96,000	1,284,721
Taiwan Semiconductor Manufacturing Co., Ltd.	561,229	1,058,478

		4,773,252

United Kingdom—14.2%
AstraZeneca PLC – ADR	21,450	1,010,939
BAE Systems PLC	217,450	1,018,535
British American Tobacco PLC – ADR	34,400	2,177,519
Diageo PLC – ADR	26,900	1,687,706
HSBC Holdings PLC	79,283	739,692
HSBC Holdings PLC – ADR	12,700	578,993
Vodafone Group PLC – ADR	99,100	2,048,397

		9,261,781

Total Common Stocks
(Cost $57,040,650)		60,871,803

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

SHORT-TERM INVESTMENTS—4.5%
Money Market Fund—4.5%
Dreyfus Cash Management Fund
(Cost $2,944,328)	2,944,328	$2,944,328

TOTAL INVESTMENTS—97.7%
(Cost $59,984,978)		63,816,131

Other Assets in Excess of Liabilities—2.3%		1,493,529

TOTAL NET ASSETS—100.0%		$65,309,660

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depository Receipt

GDR – Global Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$60,871,803	$—	$—	$60,871,803
Money Market Fund	2,944,328	—	—	2,944,328

Total	$63,816,131	$—	$—	$63,816,131

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
June 30, 2010

At June 30, 2010, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Basic Materials	6.6%	$4,335,525
Communications	9.8	6,365,449
Consumer, Cyclical	5.6	3,682,770
Consumer, Non-cyclical	23.4	15,302,817
Energy	7.7	5,001,951
Financial	18.6	12,136,914
Industrial	13.5	8,779,282
Technology	4.6	3,019,618
Utilities	3.4	2,247,477

Total Foreign Common Stock	93.2	60,871,803
Short-Term Investments	4.5	2,944,328

TOTAL INVESTMENTS	97.7	63,816,131
Other Assets in Excess of Liabilities	2.3	1,493,529

TOTAL NET ASSETS	100.0%	$65,309,660

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of June 30, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2010

	Shares	Value

COMMON STOCKS—86.4%
Aerospace & Defense—3.8%
Boeing Co.	269,000	$16,879,750

Banks—1.7%
HSBC Holdings PLC – ADR (b)	166,150	7,574,779

Beverages—2.7%
Diageo PLC – ADR (b)	191,950	12,042,943

Chemicals—3.8%
EI Du Pont de Nemours & Co.	491,000	16,983,690

Communications Equipment—1.4%
Nokia OYJ – ADR (b)	746,300	6,082,345

Distributors—2.7%
Genuine Parts Co.	311,350	12,282,758

Diversified Telecommunication Services—4.5%
AT&T, Inc.	405,960	9,820,172
Verizon Communications, Inc.	372,650	10,441,653

		20,261,825

Electric—2.2%
NextEra Energy, Inc.	203,000	9,898,280

Food Products—10.1%
HJ Heinz Co.	342,950	14,822,299
Kraft Foods, Inc., Class A	582,850	16,319,800
Unilever NV (b)	524,540	14,330,433

		45,472,532

Household Products—3.4%
Kimberly-Clark Corp.	251,000	15,218,130

Industrial Conglomerates—7.0%
3M Co.	206,800	16,335,132
ABB Ltd. – ADR (a)(b)	538,100	9,298,368
General Electric Co.	391,850	5,650,477

		31,283,977

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

Insurance—3.6%
Travelers Companies, Inc.	324,400	$15,976,700

Oil & Gas—8.6%
Chevron Corp.	181,860	12,341,020
ConocoPhillips	251,250	12,333,863
PetroChina Co., Ltd. – ADR (b)	126,150	13,842,439

		38,517,322

Pharmaceuticals—11.8%
AstraZeneca PLC – ADR (b)	221,800	10,453,434
Bristol-Myers Squibb Co.	566,280	14,123,023
Eli Lilly & Co.	346,400	11,604,400
Johnson & Johnson	279,950	16,533,846

		52,714,703

Real Estate Investment Trusts (REITs)—5.8%
HCP, Inc.	371,400	11,977,650
Health Care REIT, Inc.	334,780	14,100,934

		26,078,584

Semiconductors—2.8%
Intel Corp.	648,700	12,617,215

Software—1.4%
Microsoft Corp.	283,000	6,511,830

Tobacco—6.3%
Altria Group, Inc.	770,300	15,436,812
Philip Morris International, Inc.	282,450	12,947,508

		28,384,320

Wireless Telecommunication Services—2.8%
Vodafone Group PLC – ADR (b)	602,960	12,463,183

Total Common Stocks
(Cost $389,710,891)		387,244,866

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

SHORT-TERM INVESTMENTS—13.1%
Money Market Fund—13.1%
Dreyfus Cash Management Fund
(Cost $58,766,193)	58,766,193	$58,766,193

TOTAL INVESTMENTS —99.5%
(Cost $448,477,084)		446,011,059

Other Assets in Excess of Liabilities—0.5%		2,090,457

TOTAL NET ASSETS —100.0%		$448,101,516

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign issued security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$387,244,866	$—	$—	$387,244,866
Money Market Fund	58,766,193	—	—	58,766,193

Total	$446,011,059	$—	$—	$446,011,059

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of June 30, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2010

	Shares	Value

COMMON STOCKS—92.7%
Aerospace & Defense—6.3%
Empresa Brasileira de Aeronaut SA - ADR (b)	3,000	$62,850
Spirit Aerosystems Holdings, Inc., Class A (a)	3,900	74,334

		137,184

Auto Parts & Equipment—3.0%
BorgWarner, Inc. (a)	1,750	65,345

Banks—10.4%
Bank of the Ozarks, Inc.	2,150	76,261
CVB Financial Corp.	7,700	73,150
SCBT Financial Corp.	2,150	75,723

		225,134

Biotechnology—3.8%
Charles River Laboratories International, Inc. (a)	2,380	81,420

Electrical Components & Equipment—3.3%
Hubbell, Inc., Class B	1,800	71,442

Electronics—5.8%
Avnet, Inc. (a)	2,650	63,891
Mettler - Toledo International, Inc. (a)(b)	550	61,397

		125,288

Engineering & Construction—5.7%
Granite Construction, Inc.	2,200	51,876
KBR, Inc.	3,460	70,376

		122,252

Food—1.5%
Ralcorp Holdings, Inc. (a)	590	32,332

Hand/Machine Tools—3.2%
Lincoln Electric Holdings, Inc.	1,350	68,837

Healthcare Services—4.6%
Community Health Systems, Inc. (a)	1,950	65,929
Laboratory Corp. of America Holdings (a)	450	33,908

		99,837

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

Healthcare Products—1.6%
Beckman Coulter Inc.	570	$34,365

Insurance—6.3%
PartnerRe Ltd. (b)	900	63,126
WR Berkley Corp.	2,800	74,088

		137,214

Metal Fabricate/Hardware—2.8%
RTI International Metal, Inc. (a)	2,500	60,275

Mining—3.0%
HudBay Minerals, Inc. (a)(b)	6,050	63,767

Miscellaneous Manufacturing—2.8%
Ameron International Corp.	1,000	60,330

Oil & Gas—5.7%
Berry Petroleum Co., Class A	2,150	55,298
Cimarex Energy Co.	950	68,001

		123,299

Pharmaceuticals—3.3%
Omnicare Inc.	3,050	72,285

Retail—3.3%
Cracker Barrel Old Country Store, Inc.	1,550	72,168

Telecommunications—4.3%
Cable & Wireless Communication PLC (b)	63,000	54,359
NII Holdings, Inc. (a)	1,200	39,024

		93,383

Toys/Games/Hobbies—3.4%
Jakks Pacific, Inc. (a)	5,150	74,057

Transportation—5.3%
Canadian Pacific Railway Ltd. (b)	800	42,896
Tidewater, Inc.	1,850	71,632

		114,528

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

	Shares	Value

Water—3.3%
Cia de Saneamento Basico do Estado de
Sao Paulo – ADR (a)(b)	1,750	$72,345

Total Common Stocks
(Cost $1,981,978)		2,007,087

SHORT-TERM INVESTMENTS—8.2%
Money Market Fund—8.2%
Dreyfus Cash Management Fund
(Cost $177,246)	177,246	177,246

TOTAL INVESTMENTS—100.9%
(Cost $2,159,224)		2,184,333

Liabilities in Excess of Other Assets—(0.9%)		(20,181)

TOTAL NET ASSETS—100.0%		$2,164,152

Percentages are stated as a percent of net assets

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign issued security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2010

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$2,007,087	$—	$—	$2,007,087
Money Market Fund	177,246	—	—	177,246

Total	$2,184,333	$—	$—	$2,184,333

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of June 30, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2010

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

Assets:
Investments, at identified cost	$59,984,978	$448,477,084	$2,159,224

Investments in securities, at value	$63,816,131	$446,011,059	$2,184,333
Foreign currencies, at value (cost of $177,104)	177,282	–	–
Receivable due from Investment Adviser	–	–	26,784
Receivable for securities sold	1,066,857	–	–
Receivable for Fund shares sold	38,562	806,152	4,751
Receivable for unsettled foreign cash transactions	649	–	–
Dividends and interest receivable	342,743	2,030,504	7,561
Prepaid expenses and other assets	39,910	46,383	25,070

Total assets	65,482,134	448,894,098	2,248,499

Liabilities:
Payable to Investment Adviser	26,591	195,606	–
Payable for Fund shares purchased	71,095	417,679	–
Payable for securities purchased	–	–	32,560
Payable for unsettled foreign cash transactions	1,780	–	–
Distribution fees payable	11,465	47,053	157
Other accrued expenses and other liabilities	61,543	132,244	51,630

Total liabilities	172,474	792,582	84,347

Net assets	$65,309,660	$448,101,516	$2,164,152

Net assets consist of:
Paid in capital	$86,128,011	$525,920,870	$2,133,096
Undistributed net investment income (loss)	87,159	471,347	2,893
Accumulated net realized gain (loss) on investments
and foreign currency related transactions	(24,732,440)	(75,824,676)	2,972
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	3,826,930	(2,466,025)	25,191

Net assets	$65,309,660	$448,101,516	$2,164,152

Retail Class:
Net assets applicable to outstanding Retail Class shares	$46,402,799	$152,324,788	$595,262
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,651,565	14,585,301	56,017
Net asset value, offering price and redemption price
per share	$8.21	$10.44	$10.63
Class C:
Net assets applicable to outstanding Class C shares	$1,991,533	$17,687,135	$48,399
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	243,395	1,695,995	4,579
Net asset value, offering price and redemption price
per share	$8.18	$10.43	$10.57
Class I:
Net assets applicable to outstanding Class I shares	$16,885,625	$278,066,967	$1,520,491
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	2,049,185	26,628,349	142,916
Net asset value, offering price and redemption price
per share	$8.24	$10.44	$10.64
Class R1:
Net assets applicable to outstanding Class R1 shares	$29,446	$22,363	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	3,215	2,358	–
Net asset value, offering price and redemption price
per share	$9.16	$9.48	$–
Class R2:
Net assets applicable to outstanding Class R2 shares	$257.30	$263.19	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	28.084	27.622	–
Net asset value, offering price and redemption price
per share	$9.16	$9.53	$–

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF OPERATIONS
Year Ended June 30, 2010

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund*

Investment income:
Dividends	$2,829,913	$16,070,438	$16,829
Foreign dividends withholding tax	(262,333)	(191,399)	–

Total investment income	2,567,580	15,879,039	16,829

Expenses:
Investment advisory fees (Note 6)	713,671	4,329,265	11,698
Distribution fees (Note 7)
Distribution fees – Retail Class	136,389	361,507	572
Distribution fees – Class C	22,480	177,079	174
Distribution fees – Class R1	28	18	–
Registration and filing fees	95,352	102,741	39,230
Custody fees	68,444	45,023	26,612
Transfer agent fees	67,393	139,162	40,639
Administration fees	42,820	246,463	24,772
Professional fees	44,812	44,040	41,224
Fund accounting fees	28,547	159,878	24,538
Trustees’ fees	23,999	24,034	17,990
Shareholder reports	22,156	82,827	17,997
Insurance expenses	3,000	14,826	3,010
Other expenses	263	1,420	498

Total expenses	1,269,354	5,728,283	248,954
Expense reimbursement from Investment Adviser	(396,772)	(1,942,721)	(236,512)

Net expenses	872,582	3,785,562	12,442

Net investment income	1,694,998	12,093,477	4,387

Realized and unrealized gain (loss) on
investments:
Net realized gain (loss) on:
Investments	4,803,579	3,150,448	2,972
Foreign currency related transactions	(26)	–	6
Net change in unrealized appreciation
(depreciation) on:
Investments	387,000	26,962,511	25,109
Foreign currency related transactions	(7,969)	–	82

Net realized and unrealized gain (loss)
on investments	5,182,584	30,112,959	28,169

Increase in net assets resulting from operations	$6,877,582	$42,206,436	$32,556

*    Commencement of operations was October 1, 2009.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

Cullen International High Dividend Fund			Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund

Year Ended June 30, 2010		Year Ended June 30, 2009	Year Ended June 30, 2010	Year Ended June 30, 2009	October 1, 2009 * through June 30, 2010

Operations:
Net investment income	$1,694,998	$2,101,723	$12,093,477	$12,678,415	$4,387
Net realized gain (loss) on investments
and foreign currency related
transactions	4,803,553	(25,263,929)	3,150,448	(69,172,732)	2,978
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	379,031	1,783,009	26,962,511	(25,086,513)	25,191

Net increase (decrease) in net assets
resulting from operations	6,877,582	(21,379,197)	42,206,436	(81,580,830)	32,556

Capital Share Transactions: (See Note 3)
Proceeds from shares sold
Retail Class shares	10,215,562	68,305,605	75,860,492	110,208,424	605,044
Class C shares	424,038	853,685	6,543,066	9,652,055	51,000
Class I shares	6,567,609	5,492,377	119,408,827	86,610,851	1,528,036
Class R1 shares	31,539	–	23,539	–	–
Class R2 shares	408	–	408	–	–
Proceeds from shares issued to holders
in reinvestment of dividends
Retail Class shares	1,302,754	1,559,182	3,495,532	2,832,610	168
Class C shares	31,620	39,059	226,651	257,640	1
Class I shares	355,059	412,666	4,516,488	4,452,557	1,331
Class R1 shares	192	–	79	–	–
Cost of shares redeemed
Retail Class shares	(26,267,316)	(41,588,109)	(52,487,752)	(40,249,316)	–
Class C shares	(647,807)	(384,687)	(5,749,370)	(2,055,422)	–
Class I shares	(664,799)	(7,648,816)	(105,889,583)	(82,088,033)	(52,484)
Class R1 shares	(320)	–	(5)	–	–
Class R2 shares	(131)	–	(130)	–	–

Net increase (decrease) in net
assets from capital share
transactions	(8,651,592)	27,040,962	45,948,242	89,621,366	2,133,096

Distributions to Shareholders From:
Net investment income
Retail Class shares	(1,322,897)	(1,583,224)	(3,673,307)	(2,809,139)	(168)
Class C shares	(41,171)	(52,985)	(291,749)	(315,628)	(1)
Class I shares	(396,257)	(441,118)	(7,656,995)	(9,090,533)	(1,331)
Class R1 shares	(193)	–	(80)	–	–
Return of Capital
Retail Class shares	–	–	–	(110,686)	–
Class C shares	–	–	–	(15,468)	–
Class I shares	–	–	–	(357,619)	–

Total distributions	(1,760,518)	(2,077,327)	(11,622,131)	(12,699,073)	(1,500)

Total increase (decrease) in net assets	(3,534,528)	3,584,438	76,532,547	(4,658,537)	2,164,152
Net Assets:
Beginning of year	68,844,188	65,259,750	371,568,969	376,227,506	–

End of year	$65,309,660	$68,844,188	$448,101,516	$371,568,969	$2,164,152

Undistributed (distributions in
excess of) net investment income
included in net asset at the end
of year	$87,159	$73,997	$471,347	$1	$2,893

*   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010	2009	2008	2007	2006*
Net Asset Value – Beginning of Period	$7.74	$12.64	$13.89	$10.82	$10.00
Income from Investment Operations:
Net investment income	0.21 (6)	0.29	0.37	0.28	0.13
Net realized and unrealized gain (loss)
on investments	0.48	(4.91)	(0.56)	3.10	0.82

Total from investment operations	0.69	(4.62)	(0.19)	3.38	0.95

Less Distributions:
Dividends from net investment income	(0.22)	(0.28)	(0.35)	(0.31)	(0.13)
Distributions from net realized gains	–	–	(0.71)	–	–

Total distributions	(0.22)	(0.28)	(1.06)	(0.31)	(0.13)

Net Asset Value – End of Period	$8.21	$7.74	$12.64	$13.89	$10.82

Total Return(1)	8.71%	(36.68%)	(1.92%)	31.56%	9.47%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$46,403	$56,225	$40,707	$18,992	$4,966
Ratio of expenses to average net assets:
Before expense reimbursement	1.80%	1.99%	2.16%	3.48%	8.36	%(2)
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.77%	2.97%	1.92%	0.81%	(3.45	%)(2)
After expense reimbursement	2.32%	3.71%	2.83%	3.04%	3.66	%(2)
Portfolio turnover rate(3)	91%	124%	169%	102%	42%

Class C
Net Asset Value – Beginning of Period	$7.72	$12.60	$13.86	$10.81	$10.00
Income from Investment Operations:
Net investment income	0.14 (6)	0.25	0.25	0.28	0.07
Net realized and unrealized gain (loss)
on investments	0.48	(4.91)	(0.54)	3.00	0.85

Total from investment operations	0.62	(4.66)	(0.29)	3.28	0.92

Less Distributions:
Dividends from net investment income	(0.16)	(0.22)	(0.26)	(0.23)	(0.11)
Distributions from net realized gains	–	–	(0.71)	–	–

Total distributions	(0.16)	(0.22)	(0.97)	(0.23)	(0.11)

Net Asset Value – End of Period	$8.18	$7.72	$12.60	$13.86	$10.81

Total Return(1)	7.95%	(37.06%)	(2.71%)	30.61%	9.21%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,992	$2,042	$2,619	$1,235	$306
Ratio of expenses to average net assets:
Before expense reimbursement	2.56%	2.74%	2.91%	4.23%	9.11	%(2)
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.04%	2.22%	1.17%	0.06%	(4.20	%)(2)
After expense reimbursement	1.59%	2.96%	2.08%	2.29%	2.91	%(2)
Portfolio turnover rate(3)	91%	124%	169%	102%	42%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2010		2009	2008	2007	2006*
Net Asset Value – Beginning of Period	$7.76		$12.68	$13.93	$10.84	$10.00
Income from Investment Operations:
Net investment income	0.24	(6)	0.36	0.40	0.34	0.14
Net realized and unrealized gain (loss)
on investments	0.48		(4.98)	(0.56)	3.09	0.83

Total from investment operations	0.72		(4.62)	(0.16)	3.43	0.97

Less Distributions:
Dividends from net investment income	(0.24)		(0.30)	(0.38)	(0.34)	(0.13)
Distributions from net realized gains	–		–	(0.71)	–	–

Total distributions	(0.24)		(0.30)	(1.09)	(0.34)	(0.13)

Net Asset Value – End of Period	$8.24		$7.76	$12.68	$13.93	$10.84

Total Return(1)	9.03%		(36.53%)	(1.69%)	31.96%	9.76%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$16,886		$10,577	$21,934	$11,270	$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	1.57%		1.74%	1.91%	3.23%	8.47	%(2)
After expense reimbursement	1.00%		1.00%	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.14%		3.23%	2.17%	1.06%	(3.61	%)(2)
After expense reimbursement	2.71%		3.97%	3.08%	3.29%	3.86	%(2)
Portfolio turnover rate(3)	91%		124%	169%	102%	42%

Class R1	2010(4)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.08	(6)
Net realized and unrealized gain (loss)
on investments	(0.85)

Total from investment operations	(0.77)

Less Distributions:
Dividends from net investment income	(0.07)
Distributions from net realized gains	–

Total distributions	(0.07)

Net Asset Value – End of Period	$9.16

Total Return(1)	(7.74%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$29
Ratio of expenses to average net assets:
Before expense reimbursement	4.00	%(2)
After expense reimbursement	1.75	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	0.26	%(2)
After expense reimbursement	2.50	%(2)
Portfolio turnover rate(3)	91%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2010(5)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.11	(6)
Net realized and unrealized gain (loss)
on investments	(0.94)

Total from investment operations	(0.83)

Less Distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	–

Total distributions	(0.01)

Net Asset Value – End of Period	$9.16

Total Return(1)	(8.28%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	2.12	%(2)
After expense reimbursement	1.50	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.89	%(2)
After expense reimbursement	3.51	%(2)
Portfolio turnover rate(3)	91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Commencement of operations was March 3, 2010.

(5)	Commencement of operations was March 4, 2010.

(6)	Average share method used for 2010. SEC method used in prior year, where applicable.

(7)	Represents amount less than $1,000.

*	Commencement of operations was December 15, 2005.

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010	2009	2008		2007	2006
Net Asset Value – Beginning of Period	$9.59	$12.96	$15.95		$13.55	$12.43
Income from Investment Operations:
Net investment income	0.29 (8)	0.38	0.47		0.42	0.33
Affiliation violation(4)	–	–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	0.83	(3.37)	(2.39)		2.46	1.14

Total from investment operations	1.12	(2.99)	(1.90)		2.88	1.47

Less Distributions:
Dividends from net investment income	(0.27)	(0.37)	(0.47)		(0.48)	(0.33)
Distributions from net realized gains	–	–	(0.62)		–	(0.01)
Return of capital	–	(0.01)	–		–	(0.01)

Total distributions	(0.27)	(0.38)	(1.09)		(0.48)	(0.35)

Net Asset Value – End of Period	$10.44	$9.59	$12.96		$15.95	$13.55

Total Return(1)	11.64%	(23.20%)	(12.68	%)(4)	21.50%	11.90%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$152,325	$116,267	$60,062		$59,976	$13,981
Ratio of expenses to average net assets:
Before expense reimbursement	1.45%	1.50%	1.47%		1.46%	1.55%
After expense reimbursement	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.22%	3.16%	2.49%		2.89%	2.39%
After expense reimbursement	2.67%	3.66%	2.96%		3.35%	2.94%
Portfolio turnover rate(3)	11%	12%	31%		31%	6%

Class C
Net Asset Value – Beginning of Period	$9.57	$12.94	$15.93		$13.53	$12.41
Income from Investment Operations:
Net investment income	0.21 (8)	0.28	0.36		0.37	0.20
Affiliation violation(4)	–	–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	0.83	(3.34)	(2.39)		2.40	1.17

Total from investment operations	1.04	(3.06)	(2.01)		2.77	1.37

Less Distributions:
Dividends from net investment income	(0.18)	(0.30)	(0.36)		(0.37)	(0.23)
Distributions from net realized gains	–	–	(0.62)		–	(0.01)
Return of capital	–	(0.01)	–		–	(0.01)

Total distributions	(0.18)	(0.31)	(0.98)		(0.37)	(0.25)

Net Asset Value – End of Period	$10.43	$9.57	$12.94		$15.93	$13.53

Total Return(1)	10.78%	(23.74%)	(13.34	%)(4)	20.65%	11.13%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$17,687	$15,375	$9,847		$12,106	$8,040
Ratio of expenses to average net assets:
Before expense reimbursement	2.20%	2.25%	2.22%		2.21%	2.30%
After expense reimbursement	1.75%	1.75%	1.75%		1.75%	1.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.46%	2.41%	1.74%		2.14%	1.64%
After expense reimbursement	1.90%	2.91%	2.21%		2.60%	2.19%
Portfolio turnover rate(3)	11%	12%	31%		31%	6%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2010		2009	2008		2007	2006
Net Asset Value – Beginning of Period	$9.60		$12.97	$15.96		$13.55	$12.42
Income from Investment Operations:
Net investment income	0.32	(8)	0.41	0.51		0.53	0.39
Affiliation violation(4)	–		–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	0.82		(3.38)	(2.39)		2.40	1.12

Total from investment operations	1.14		(2.97)	(1.86)		2.93	1.51

Less Distributions:
Dividends from net investment income	(0.30)		(0.38)	(0.51)		(0.52)	(0.36)
Distributions from net realized gains	–		–	(0.62)		–	(0.01)
Return of capital	–		(0.02)	–		–	(0.01)

Total distributions	(0.30)		(0.40)	(1.13)		(0.52)	(0.38)

Net Asset Value – End of Period	$10.44		$9.60	$12.97		$15.96	$13.55

Total Return(1)	11.85%		(23.00%)	(12.46	%)(4)	21.86%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$278,067		$239,927	$306,319		$381,126	$208,027
Ratio of expenses to average net assets:
Before expense reimbursement	1.20%		1.25%	1.22%		1.21%	1.30%
After expense reimbursement	0.75%		0.75%	0.75%		0.75%	0.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.47%		3.41%	2.74%		3.14%	2.64%
After expense reimbursement	2.92%		3.91%	3.21%		3.60%	3.19%
Portfolio turnover rate(3)	11%		12%	31%		31%	6%

Class R1	2010(5)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.09	(8)
Net realized and unrealized gain (loss)
on investments	(0.55)

Total from investment operations	(0.46)

Less Distributions:
Dividends from net investment income	(0.06)
Distributions from net realized gains	–
Return of capital	–

Total distributions	(0.06)

Net Asset Value – End of Period	$9.48

Total Return(1)	(4.67%)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$22
Ratio of expenses to average net assets:
Before expense reimbursement	3.16	%(2)
After expense reimbursement	1.50	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.09	%(2)
After expense reimbursement	2.74	%(2)
Portfolio turnover rate(3)	11%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2010(6)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.08	(8)
Net realized and unrealized gain (loss)
on investments	(0.52)

Total from investment operations	(0.44)

Less Distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	–
Return of capital	–

Total distributions	(0.03)

Net Asset Value – End of Period	$9.53

Total Return(1)	(4.45%)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.70	%(2)
After expense reimbursement	1.25	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.13	%(2)
After expense reimbursement	2.58	%(2)
Portfolio turnover rate(3)	11%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)

Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively

(5)	Commencement of operations was March 3, 2010.

(6)	Commencement of operations was March 4, 2010.

(7)	Represents less than $1.000.

(8)	Average shares method used. SEC method in prior year, where applicable.

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	0.02	(5)
Net realized and unrealized gain (loss) on investments	0.62

Total from investment operations	0.64

Less Distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	–

Total distributions	(0.01)

Net Asset Value – End of Period	$10.63

Total Return(1)	6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$595
Ratio of expenses to average net assets:
Before expense reimbursement	21.74	%(2)
After expense reimbursement	1.25	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(20.21	%)(2)
After expense reimbursement	0.28	%(2)
Portfolio turnover rate(3)	4%

Class C	2010*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.04	)(5)
Net realized and unrealized gain (loss) on investments	0.61

Total from investment operations	0.57

Less Distributions:
Dividends from net investment income	(0.00	)(4)
Distributions from net realized gains	–

Total distributions	(0.00)

Net Asset Value – End of Period	$10.57

Total Return(1)	5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$48
Ratio of expenses to average net assets:
Before expense reimbursement	23.32	%(2)
After expense reimbursement	2.00	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(21.76	%)(2)
After expense reimbursement	(0.44	%)(2)
Portfolio turnover rate(3)	4%

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2010*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	0.03	(5)
Net realized and unrealized gain (loss) on investments	0.62

Total from investment operations	0.65

Less Distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	–

Total distributions	(0.01)

Net Asset Value – End of Period	$10.64

Total Return(1)	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	21.12	%(2)
After expense reimbursement	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(19.71	%)(2)
After expense reimbursement	0.42	%(2)
Portfolio turnover rate(3)	4%

*	Commencement of operations was October 1, 2009.

(1)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Amount represents less than 0.01 per share.

(5)	Average shares method used.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2010

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, and the Cullen Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

Both the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund offer Retail Class, Class C, Class I, Class R1 and Class R2 Shares. Both Funds’ Class R1 and R2 were available for subscription on April 24, 2009 but did not experience any subscription activities until March 3, 2010 and March 4, 2010, respectively. The Cullen Small Cap Value Fund offers Retail Class, Class C, Class I, Class R1, and Class R2 shares. The Retail Class, Class C, and Class I Shares commenced investment operations on October 1, 2009. However, the Class R1 and R2 Shares have not experienced any subscriptions. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

2.	Significant Accounting Policies – Continued

Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

c)

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2010. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2010, open Federal tax years include the tax years ended June 30, 2008 through 2010 for the Cullen International High Dividend Fund, the tax years ended June 30, 2008 through 2010 for the Cullen High Dividend Equity Fund, and the tax year ended on June 30, 2010 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

f)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

2.	Significant Accounting Policies – Continued

Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

g)

Foreign Exchange Contracts – As they may invest in securities traded on markets outside the United States, the Cullen International High Dividend Fund and Cullen Small Cap Value Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The results of operations due to fluctuations in foreign exchange rates on investments from gains or losses arising from the sales or changes in values of the portfolio securities are reported separately. Net realized gains (losses) and net change in unrealized gains (losses) on foreign currency related transactions arise for sales of foreign currencies and currency gains or losses between trade date or ex-date and settlement date on security or dividend transactions.

h)

New Accounting Pronouncements – In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Funds adopted the standard effective October 31, 2009. The adoption did not have a material effect on the Funds’ financial statements.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers into and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009) as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

3. Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund

	Year Ended	Year Ended
	6/30/2010	6/30/2009

Retail Class Shares
Shares sold	1,147,157	8,925,486
Shares reinvested	147,061	201,490
Shares redeemed	(2,911,065)	(5,080,102)

Net change resulting from Retail Class Shares
Transactions	(1,616,847)	4,046,874

Class C Shares
Shares sold	47,981	94,332
Shares reinvested	3,594	4,871
Shares redeemed	(72,656)	(42,476)

Net change resulting from Class C Shares Transactions	(21,081)	56,727

Class I Shares
Shares sold	720,450	673,129
Shares reinvested	40,165	49,914
Shares redeemed	(74,629)	(1,090,094)

Net change resulting from Class I Shares Transactions	685,986	(367,051)

Class R1 Shares*
Shares sold	3,228	–
Shares reinvested	21	–
Shares redeemed	(34)	–

Net change resulting from Class R1 Shares Transactions	3,215	–

Class R2 Shares**
Shares sold	41	–
Shares reinvested	–	–
Shares redeemed	(13)	–

Net change resulting from Class R2 Shares Transactions	28	–

Net change resulting from share transactions	(948,699)	3,736,550

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

	Cullen High Dividend Equity Fund

	Year Ended	Year Ended
	6/30/2010	6/30/2009

Retail Class Shares
Shares sold	7,006,966	11,348,908
Shares reinvested	322,674	289,496
Shares redeemed	(4,864,601)	(4,152,075)

Net change resulting from Retail Class Shares
Transactions	2,465,039	7,486,329

Class C Shares
Shares sold	600,470	1,031,535
Shares reinvested	20,905	26,027
Shares redeemed	(532,717)	(211,282)

Net change resulting from Class C Shares Transactions	88,658	846,280

Class I Shares
Shares sold	10,925,897	8,978,826
Shares reinvested	417,032	443,417
Shares redeemed	(9,715,727)	(8,047,452)

Net change resulting from Class I Shares Transactions	1,627,202	1,374,791

Class R1 Shares*
Shares sold	2,350	–
Shares reinvested	8	–
Shares redeemed	–	–

Net change resulting from Class R1 Shares Transactions	2,358	–

Class R2 Shares**
Shares sold	40	–
Shares reinvested	–	–
Shares redeemed	(12)	–

Net change resulting from Class R2 Shares Transactions	28	–

Net change resulting from share transactions	4,183,285	9,707,400

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

Cullen Small Cap Value Fund

For Period Ended June 30, 2010*

Retail Class Shares
Shares sold	56,001
Shares reinvested	16
Shares redeemed	–

Net change resulting from Retail Class Shares Transactions	56,017

Class C Shares
Shares sold	4,579
Shares reinvested	–
Shares redeemed	–

Net change resulting from Class C Shares Transactions	4,579

Class I Shares
Shares sold	147,381
Shares reinvested	125
Shares redeemed	(4,590)

Net change resulting from Class I Shares Transactions	142,916

Net change resulting from share transactions	203,512

*	Commencement of operations was October 1, 2009.

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2010 were as follows:

Fund	Purchases	Sales

Cullen International High Dividend Fund	$60,516,667	$70,467,229
Cullen High Dividend Equity Fund	71,942,838	42,476,318
Cullen Small Cap Value Fund*	2,042,465	63,460

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

5. Federal Tax Information

As of June 30, 2010, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

Cost of investments(a)	$61,086,901	$448,496,455	$2,159,224

Gross unrealized appreciation	5,969,726	26,405,627	115,045
Gross unrealized depreciation	(3,244,719)	(28,891,023)	(89,854)

Net unrealized appreciation
(depreciation)	2,725,007	(2,485,396)	25,191

Undistributed ordinary income	91,539	471,347	2,893
Undistributed long-term
capital gain	–	–	2,972

Total distributable earnings	91,539	471,347	5,865
Other accumulated gains (losses)	(23,634,897)	(75,805,305)	–

Total accumulated earnings
(losses)	$(20,818,351)	$(77,819,354)	$31,056

(a)

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds and adjustments due to investments in Passive Foreign Investment Companies if applicable.

At June 30, 2010, the Cullen High Dividend Equity Fund had $2,819,470 of post-October loss deferrals. These losses are treated as occurring on July 1, 2010 for tax purposes. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)

Cullen International High
Dividend Fund	$78,682	$(78,682)
Cullen High Dividend Equity Fund	–	–
Cullen Small Cap Value Fund	6	(6)

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

At June 30, 2010, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In		Total Capital Loss Carryforwards
Fund	2017	2018

Cullen International High
Dividend Fund	$6,544,375	$17,090,522	$23,634,897
Cullen High Dividend Equity Fund	10,001,099	62,984,730	72,985,829

The tax composition of dividends paid during the year ended June 30, 2010 and the year ended June 30, 2009 was as follows:

	June 30, 2010	June 30, 2009

Cullen International High Dividend Fund:
Ordinary Income	$1,760,518	$2,077,327
Cullen High Dividend Equity Fund:
Ordinary Income	11,622,131	12,215,300
Return of Capital	–	483,773
Cullen Small Cap Value Fund
Ordinary Income	1,500	N/A

6. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2011, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

reimbursement. The Investment Adviser reimbursed expenses of $396,772 associated with the Cullen International High Dividend Fund, $1,942,721 associated with the Cullen High Dividend Equity Fund, and $236,512 associated with the Cullen Small Cap Value Fund for the year ended June 30, 2010.

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

As of June 30, 2010, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

June 30, 2011	$449,863	$1,964,371	–
June 30, 2012	415,488	1,665,855	–
June 30, 2013	396,772	1,942,721	$236,512

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., to compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

8. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2010

10. Foreign Investment Risk

The Cullen International High Dividend Fund and Cullen Small Cap Value Fund invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

11. Federal Tax Information (unaudited)

The Funds have designated 100% of the dividends declared from net investment income during the year ended June 30, 2010 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2010, 0% of the ordinary distributions paid by the Cullen International High Dividend Fund, 89% of the ordinary distributions paid by the Cullen High Dividend Equity Fund, and 100% of the ordinary distributors paid by the Cullen Small Cap Value Fund, qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2010, 0% of taxable ordinary income distributions from the Funds were designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2010, 0.06% for the Cullen International High Dividend Fund, 0.05% for the Cullen High Dividend Equity Fund and 0% for the Cullen Small Cap Fund of taxable ordinary income was qualified interest income.

The Cullen International High Dividend Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the fiscal year ended June 30, 2010, the foreign source income was $2,811,859 and the foreign tax expense was $262,333. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates. These shareholders will receive more detailed information with their 2010 Form 1099-DIV.

12. Significant Shareholder

At June 30, 2010, the Cullen Small Cap Value Fund had a shareholder who held 48.90% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material effect on the Fund.

CULLEN FUNDS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund and Cullen Small Cap Value Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2010, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated in the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 26, 2010

CULLEN FUNDS TRUST

BOARD OF TRUSTEES
(Unaudited)

Name, Address and Age	Positions Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEES

James P. Cullen Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since 2000	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., from December 1982 to present.	3	None
INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	3	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2000	Retired since 2009; Institutional Trader, Raymond James & Associates, February 2002 to 2009; Institutional Trader, ABN AMRO Inc., January 1, 1995 to May 2001.	3	None

*   Each Trustee shall hold office until he resigns, is removed or his successor is duly elected and qualified.

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Age	Positions Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen

OFFICERS

James P. Cullen Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since 2000	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., from December 1982 to present.	3

John C. Gould Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1961	Executive Vice President	Since 2000	Executive Vice President and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; Executive Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.	3

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	3

Brooks H. Cullen Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1996 to present.	3

* Each Trustee shall hold office until he resigns, is removed or his successor is duly elected and qualified.

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Age	Positions Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State.	3

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Secretary and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	3

The Funds’ statement of additional information contains additional information about the Funds’ trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

* Each Trustee shall hold office until he resigns, is removed or his successor is duly elected and qualified.

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 6, 2010, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its three series, the Cullen International High Dividend Fund (the “International Fund”), the Cullen High Dividend Equity Fund (the “High Dividend Fund”), and the Cullen Small Cap Value Fund (the “Small Cap Value Fund”) (collectively, the “Funds”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the Trust and Cullen Capital Management LLC (the “Adviser”). In connection with its re-approval of the Trust Advisory Agreement, the Board considered the following factors:

The Adviser:

  Provides investment management for the Trust.

  Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to ensure that the Trust are in compliance with the securities laws.

  Oversees distribution of the Trust through third-party broker/dealers and independent financial institutions.

  Oversees those third party service providers that support the Trust in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board considered the extensive responsibilities that the Adviser has to the Funds, including oversight of the activities and operations of other third party service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. In connection with considering the fees payable under the Investment Advisory Agreements, the Independent Trustees evaluated the Adviser’s costs and profitability in serving as Adviser to the Funds, including personnel, systems and equipment necessary to manage the Funds, and other fund expenses that the Adviser had agreed to pay in accordance with Investment Advisory Agreements and related Operating Expense Limitation Agreements, as discussed below.

The Board reviewed the Funds’ expense ratios and comparable expense ratios of similar funds. The Board used data from Morningstar showing funds similar in nature to the Funds. The Board determined that the after reimbursement total net expense ratios of the Funds compared favorably to the total net expense ratios of other funds in their classification. The Board considered the renewal of the Operating Expense Limitation Agreement for an additional year between the Adviser and the High Dividend Fund, which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively,

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

of the average net asset value of such respective Class until October 31, 2011. The Board then considered the renewal of the Operating Expense Limitation Agreement for an additional year between the Adviser and the International Fund, which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50%, respectively, of the average net asset value of such respective Class until October 31, 2011. The Board also considered the renewal of the Operating Expense Limitation Agreement for an additional year between the Adviser and the Small Cap Value Fund, which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class until October 31, 2011.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement. In addition, the Board referenced a comparison of fees charged by the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients. All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting. Based on the factors discussed above, the Board, including all non-interested Trustees, approved continuation of the Advisory Agreement.

CULLEN FUNDS TRUST

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

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INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/10	FYE 6/30/09

Audit Fees	$50,000	$50,000
Audit-Related Fees
Tax Fees
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PricewaterhouseCoopers, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/10	FYE 6/30/09

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2010	FYE 6/30/2009

Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(a)

(2) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)	(3) Not Applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 27, 2010

By:	/s/ Jeffrey T. Battaglia
Name:	Jeffrey T. Battaglia
Title:	Treasurer

Date:	August 27, 2010